One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds
                                                  DELAWARE
                                                  GROUP
                                                  ________

                                                      1933 Act Rule 497(j)
                                                          File No. 2-28871
                                                    1940 File No. 811-1485
September 2, 1997

Filed via EDGAR (CIK #0000027937)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-28871
     Delaware Group Equity Funds III, Inc.
     (formerly Delaware Group Trend Fund, Inc.)


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 56, the most recent post-effective amendment of Delaware Group Equity Funds III, Inc. (formerly Delaware Group Trend Fund, Inc.) Post-Effective Amendment No. 56 was filed electronically with the Commission on August 29, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Eric E. Miller
Eric E. Miller
Vice President/
Assistant Secretary/
Deputy General Counsel